Legal Proceedings - Additional Information (Detail) $ in Thousands			12 Months Ended
	Nov. 27, 2013 LegalMatter	Jun. 14, 2013 LegalMatter	Apr. 30, 2016 USD ($)
Legal Claim
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed		1
Damages awarded | $			$ 1,330
Carag
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed	1